CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares issued	158,235,410	158,235,410		144,153,444
Common stock, shares outstanding	156,206,478	156,206,478		142,124,512
Treasury stock, shares	2,028,932	2,028,932		2,028,932
Assets	$ 16,610	$ 16,908	[1]	$ 24,627	[1]
Liabilities	16,320	16,815	[1]	22,739	[1]
Non-vehicle
Receivables, allowance for doubtful accounts (in dollars)	$ 56	$ 46		$ 35
The Hertz Corporation
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized		3,000		3,000
Common stock, shares issued	100	100		100
Common stock, shares outstanding	100	100		100
Assets	$ 16,582	$ 16,880	[2]	$ 24,627	[2]	$ 24,627
Liabilities	16,390	16,885	[2]	22,743	[2]
The Hertz Corporation | Non-vehicle
Receivables, allowance for doubtful accounts (in dollars)	56	46		35
The Hertz Corporation | Variable Interest Entity, Primary Beneficiary
Assets	513	511		1,300
Liabilities	$ 393	$ 475		$ 1,100

[1]	Hertz Global Holdings, Inc.'s consolidated total assets as of December 31, 2020 and December 31, 2019 include total assets of VIEs of $511 million and $1.3 billion, respectively, which can only be used to settle obligations of the VIEs. Hertz Global Holdings, Inc.'s consolidated total liabilities as of December 31, 2020 and December 31, 2019 include total liabilities of VIEs of $475 million and $1.1 billion, respectively, for which the creditors of the VIEs have no recourse to Hertz Global Holdings, Inc. See "Special Purpose Entities" in Note 6, "Debt," and "767 Auto Leasing LLC" in Note 16, "Related Party Transactions," for further information.
[2]	The Hertz Corporation's consolidated total assets as of December 31, 2020 and December 31, 2019 include total assets of VIEs of $511 million and $1.3 billion, respectively, which can only be used to settle obligations of the VIEs. The Hertz Corporation's consolidated total liabilities as of December 31, 2020 and December 31, 2019 include total liabilities of VIEs of $475 million and $1.1 billion, respectively, for which the creditors of the VIEs have no recourse to The Hertz Corporation. See "Special Purpose Entities" in Note 6, "Debt," and "767 Auto Leasing LLC" in Note 16, "Related Party Transactions," for further information.